Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 4 - Premises and Equipment

Premises and equipment at December 31, 2011 and 2010 are summarized as follows:

	2011	2010
	(In Thousands)
Premises	$3,951	$3,076
Furniture, fixtures and equipment	2,690	2,157
Construction in process	-	25

	6,641	5,258
Accumulated depreciation and amortization	(2,987)	(2,553)

	$3,654	$2,705

At December 31, 2011, the Company was obligated under non-cancelable operating leases for existing branches in Penfield, Irondequoit, Webster, and Perinton, New York and for three offices of the Mortgage division in Canandaigua, Watertown, and Pittsford, New York.  Rent expense under leases totaled $318,000 during 2011.  Rent expense under the same non-cancelable operating leases totaled $239,000 during 2010. Future minimum rental payments under these leases for the next five years and thereafter are as follows (in thousands):

Years ending December 31,
2012	$371
2013	356
2014	356
2015	342
2016	297
Thereafter	7,823
Total	$9,545